SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENT INFORMATION [Abstract]
Schedule of segment information
	Year ended December 31, 2013			Year ended December 31, 2014			Year ended December 31, 2015
	Renren	Internet Finance	Total	Renren	Internet Finance	Total	Renren	Internet Finance	Total

Net revenues	$64,050	-	$64,050	$46,641	$27	$46,668	$32,507	$8,604	$41,111
Cost of revenues	32,970	-	32,970	34,563	100	34,663	29,732	6,988	36,720
Operating expenses	135,903	-	135,903	171,246	1,672	172,918	87,331	22,366	109,697
Operating (loss) income	(104,823)	-	(104,823)	(159,168)	(1,745)	(160,913)	(84,556)	(20,750)	(105,306)
Net income (loss) from continuing operations	(34,424)	-	(34,424)	31,535	(1,745)	29,790	(202,427)	(20,750)	(223,177)
Net income (loss) from discontinued operations	98,065	-	98,065	30,288	-	30,288	1,520	-	1,520
Net income (loss)	$63,641	-	$63,641	$61,823	$(1,745)	$60,078	$(200,907)	$(20,750)	$(221,657)